FAIR VALUE MEASUREMENTS - Investments at Fair Value (Details) - EBP 002 [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fair Value Measurements [Line Items]
Investments at fair value	$ 3,869,390	$ 3,337,223
Level 1 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	2,696,493	2,310,252
Level 2 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	1,172,897	1,026,971
Valero Common Stock [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	417,715	353,747
Valero Common Stock [Member] | Level 1 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	417,715	353,747
Valero Common Stock [Member] | Level 2 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	0	0
Common/Collective Trusts [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	1,172,897	1,026,971
Common/Collective Trusts [Member] | Level 1 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	0	0
Common/Collective Trusts [Member] | Level 2 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	1,172,897	1,026,971
Mutual Funds [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	1,142,820	1,012,348
Mutual Funds [Member] | Level 1 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	1,142,820	1,012,348
Mutual Funds [Member] | Level 2 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	0	0
Interest-Bearing Cash [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	50,572	64,348
Interest-Bearing Cash [Member] | Level 1 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	50,572	64,348
Interest-Bearing Cash [Member] | Level 2 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	0	0
Self-Directed Investments [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	1,085,386	879,809
Self-Directed Investments [Member] | Level 1 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	1,085,386	879,809
Self-Directed Investments [Member] | Level 2 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	$ 0	$ 0